American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
September 30, 2019

VP Value - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.5%
Airlines — 0.5%
Southwest Airlines Co.	85,740	4,630,817
Auto Components — 1.1%
BorgWarner, Inc.	140,630	5,158,309
Delphi Technologies plc(1)	290,546	3,893,316
		9,051,625
Automobiles — 1.3%
General Motors Co.	177,314	6,645,729
Honda Motor Co. Ltd.	155,100	4,037,895
		10,683,624
Banks — 16.5%
Bank of America Corp.	768,730	22,423,854
BB&T Corp.	186,040	9,928,955
BOK Financial Corp.	29,000	2,295,350
Comerica, Inc.	78,822	5,201,464
JPMorgan Chase & Co.	260,079	30,608,697
M&T Bank Corp.	28,004	4,423,792
PNC Financial Services Group, Inc. (The)	83,142	11,653,183
U.S. Bancorp	454,902	25,174,277
UMB Financial Corp.	62,227	4,018,619
Wells Fargo & Co.	464,372	23,422,924
		139,151,115
Biotechnology — 0.8%
Gilead Sciences, Inc.	108,610	6,883,702
Building Products — 0.4%
Johnson Controls International plc	77,501	3,401,519
Capital Markets — 5.8%
Ameriprise Financial, Inc.	32,540	4,786,634
Bank of New York Mellon Corp. (The)	191,510	8,658,167
BlackRock, Inc.	19,520	8,698,893
Franklin Resources, Inc.	110,053	3,176,130
Invesco Ltd.	381,936	6,469,996
Northern Trust Corp.	86,717	8,092,430
State Street Corp.	160,110	9,476,911
		49,359,161
Communications Equipment — 1.0%
Cisco Systems, Inc.	174,563	8,625,158
Containers and Packaging — 0.7%
Packaging Corp. of America	36,520	3,874,772
Sonoco Products Co.	38,971	2,268,502
		6,143,274
Diversified Financial Services — 2.6%
Berkshire Hathaway, Inc., Class A(1)	50	15,591,600

Berkshire Hathaway, Inc., Class B(1)	32,534	6,767,723
		22,359,323
Diversified Telecommunication Services — 5.3%
AT&T, Inc.	617,984	23,384,514
Verizon Communications, Inc.	352,980	21,305,873
		44,690,387
Electric Utilities — 0.2%
Edison International	25,127	1,895,078
Electrical Equipment — 2.5%
Emerson Electric Co.	67,049	4,482,896
Hubbell, Inc.	58,532	7,691,105
nVent Electric plc	394,414	8,692,885
		20,866,886
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	92,070	8,579,083
Energy Equipment and Services — 4.3%
Baker Hughes a GE Co.	361,136	8,378,355
Halliburton Co.	432,140	8,145,839
National Oilwell Varco, Inc.	195,752	4,149,943
Schlumberger Ltd.	455,790	15,574,344
		36,248,481
Equity Real Estate Investment Trusts (REITs) — 0.7%
Weyerhaeuser Co.	203,090	5,625,593
Food and Staples Retailing — 2.1%
Koninklijke Ahold Delhaize NV	207,130	5,181,451
Walmart, Inc.	105,078	12,470,657
		17,652,108
Food Products — 3.5%
Conagra Brands, Inc.	127,870	3,923,052
Kellogg Co.	122,167	7,861,446
Mondelez International, Inc., Class A	204,916	11,335,953
Orkla ASA	723,610	6,588,282
		29,708,733
Health Care Equipment and Supplies — 3.8%
Medtronic plc	140,297	15,239,060
Siemens Healthineers AG	142,962	5,624,314
Zimmer Biomet Holdings, Inc.	81,573	11,197,526
		32,060,900
Health Care Providers and Services — 3.3%
Cardinal Health, Inc.	278,360	13,135,808
Cigna Corp.	30,610	4,646,292
McKesson Corp.	74,730	10,212,602
		27,994,702
Hotels, Restaurants and Leisure — 0.6%
Carnival Corp.	112,904	4,935,034
Household Products — 2.3%
Procter & Gamble Co. (The)	154,216	19,181,386
Industrial Conglomerates — 3.5%
General Electric Co.	2,391,774	21,382,460

Siemens AG	79,380	8,506,642
		29,889,102
Insurance — 3.2%
Chubb Ltd.	81,599	13,173,343
MetLife, Inc.	117,679	5,549,742
Reinsurance Group of America, Inc.	40,266	6,437,728
Unum Group	56,820	1,688,690
		26,849,503
Leisure Products — 0.4%
Mattel, Inc.(1)(2)	270,909	3,085,654
Machinery — 1.4%
Cummins, Inc.	19,330	3,144,411
IMI plc	705,430	8,335,438
		11,479,849
Metals and Mining — 0.5%
BHP Group Ltd.	161,360	3,994,874
Multiline Retail — 0.5%
Target Corp.	43,677	4,669,508
Oil, Gas and Consumable Fuels — 9.2%
Apache Corp.	88,418	2,263,501
Chevron Corp.	155,060	18,390,116
Cimarex Energy Co.	138,251	6,627,753
ConocoPhillips	132,704	7,561,474
Devon Energy Corp.	383,897	9,236,562
EQT Corp.	452,508	4,814,685
Noble Energy, Inc.	492,581	11,063,369
Royal Dutch Shell plc, B Shares	269,420	7,914,764
TOTAL SA	190,159	9,899,660
		77,771,884
Pharmaceuticals — 8.1%
Allergan plc	49,010	8,247,893
Johnson & Johnson	173,362	22,429,575
Merck & Co., Inc.	104,172	8,769,199
Pfizer, Inc.	673,459	24,197,382
Teva Pharmaceutical Industries Ltd. ADR(1)(2)	692,786	4,766,368
		68,410,417
Road and Rail — 1.2%
Heartland Express, Inc.	492,379	10,591,072
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	39,154	1,953,785
Intel Corp.	324,877	16,740,912
QUALCOMM, Inc.	77,730	5,929,244
		24,623,941
Software — 1.1%
Oracle Corp. (New York)	161,973	8,913,374
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	52,561	8,693,589
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	236,957	4,483,226

Textiles, Apparel and Luxury Goods — 1.4%
Ralph Lauren Corp.	45,120	4,307,606
Tapestry, Inc.	290,654	7,571,537
		11,879,143
Trading Companies and Distributors — 1.3%
MSC Industrial Direct Co., Inc., Class A	153,012	11,097,960
TOTAL COMMON STOCKS (Cost $692,665,702)		816,160,785
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF (Cost $3,369,604)	26,410	3,387,347
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 2.875%, 6/30/20 - 2/15/29, valued at $22,213,297), in a joint trading account at 1.80%, dated 9/30/19, due 10/1/19 (Delivery value $21,771,552)		21,770,463
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $3,665,640), at 0.85%, dated 9/30/19, due 10/1/19 (Delivery value $3,592,085)		3,592,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $25,362,463)		25,362,463
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $2,272,696)	2,272,696	2,272,696
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $723,670,465)		847,183,291
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,718,615)
TOTAL NET ASSETS — 100.0%		$845,464,676

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	164,587	USD	111,829	Bank of America N.A.	12/31/19	$(426)
USD	3,142,316	AUD	4,585,448	Bank of America N.A.	12/31/19	38,609
USD	22,256,543	EUR	19,972,489	Credit Suisse AG	12/31/19	331,425
GBP	318,900	USD	395,564	JPMorgan Chase Bank N.A.	12/31/19	(1,956)
USD	12,422,155	GBP	9,890,251	JPMorgan Chase Bank N.A.	12/31/19	214,966
USD	455,413	GBP	369,047	JPMorgan Chase Bank N.A.	12/31/19	(88)
JPY	10,236,600	USD	95,302	Bank of America N.A.	12/30/19	(6)
USD	3,176,346	JPY	340,599,600	Bank of America N.A.	12/30/19	5,573
NOK	1,403,105	USD	156,021	Goldman Sachs & Co.	12/30/19	(1,566)
NOK	1,237,392	USD	136,450	Goldman Sachs & Co.	12/30/19	(237)
USD	5,362,189	NOK	47,880,594	Goldman Sachs & Co.	12/30/19	91,447
						$677,741

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Non-income producing.

(2)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,431,057. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(3)
Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $3,547,160, which includes securities collateral of $1,274,464.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	6,645,729	4,037,895	—
Food and Staples Retailing	12,470,657	5,181,451	—
Food Products	23,120,451	6,588,282	—
Health Care Equipment and Supplies	26,436,586	5,624,314	—
Industrial Conglomerates	21,382,460	8,506,642	—
Machinery	3,144,411	8,335,438	—
Metals and Mining	—	3,994,874	—
Oil, Gas and Consumable Fuels	59,957,460	17,814,424	—
Other Industries	602,919,711	—	—
Exchange-Traded Funds	3,387,347	—	—
Temporary Cash Investments	—	25,362,463	—
Temporary Cash Investments - Securities Lending Collateral	2,272,696	—	—
	761,737,508	85,445,783	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	682,020	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,279	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.